Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 7 – TRANSACTIONS WITH RELATED PARTIES

The Company engaged in services with related parties due to common ownership during the periods presented, which are described below.

On December 30, 2013, the Company issued an unsecured promissory note to one of its directors. The note provided for a $100,000 loan to the Company with with a 14% interest rate. No interest expense was recognized in 2013. On March 25, 2014, the Company issued a second unsecured promissory note to the same director. The note provided for an additional $100,000 loan to the Company with the same terms as the original note in 2013. On August 12, 2014, the Company entered into a new unsecured promissory note with the same director. The note provided for a $500,000 loan to the Company with the same terms as the original note. Significant portions of the proceeds of this note were used to retire the two previous notes to this director. All unpaid principal and accrued interest for this note is due and payable on June 30, 2015. The Company paid $14,527 of interest on the notes for the year ended December 31, 2014. The note agreement provides that the Company will not make any distributions, dividends or payments to any of their equity shareholders other than to preferred unit holders.

The Company had a general services and maintenance agreement with Outside Services & Storage LLC, a related party, which terminated at the end of May 2013. The total cost of these services was $0 for the year ended December 31, 2014 and $20,912 for the year ended December 31, 2013. The Company also had a lease agreement with Outside Services & Storage LLC, which ended on July 31, 2013. This agreement allowed Outside Services & Storage LLC to occupy 17,841 square feet of the industrial building located at 5130 Industrial Street and 24,000 square feet at 1350 Budd Ave at below market rental rates. The Company received no lease payments from this related party in 2014 or 2013. Related party revenue is recognized when received.

The Company had a management agreement with Kasa Real Estate LLC, a related party, which terminated at the end of May 2013. The management fees were $0 and $8,433 for the years ended December 31, 2014 and 2013, respectively.